Expense Example - Federated Hermes MDT Market Neutral Fund	Dec. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 776
Expense Example, with Redemption, 3 Years	1,246
Expense Example, with Redemption, 5 Years	1,741
Expense Example, with Redemption, 10 Years	3,098
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	$ 2,441